Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
12. Subsequent Events

On October 7, 2011, the Company issued 550,000 shares of common stock as a result of the conversion of $143,790 of notes payable.

On October 12, 2011, the Company issued 263,158 shares of common stock for $150,000 as a result of an equity purchase.

On October 20, 2011, the Company issued 1,000,000 shares of common stock as a result of  a conversion of $263,312 of notes payable.

On October 27, 2011, the Company issued 99,687 shares of common stock as a result of the conversion of $30,000 of notes payable.

On October 27, 2011, the Company issued 500,000 shares of common stock as a result of the conversion of $150,800 of notes payable.

On October 27, 2011, the Company issued 156,144 shares of common stock as a result of the conversion of $50,000 of notes payable.

On November 1, 2011, the Company issued 2,016,667 shares of common stock as a result of the conversion of $605,000 of related party notes payable.